4. LOANS RECEIVABLE - Impaired Loans (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Recorded Investment
With no related allowance recorded:
Commercial real estate loans	$ 4,580	$ 2,857
Commercial non-real estate	1,402	329
Commercial-construction loans	0	0
Commercial-land	0	4,658
Residential-real estate loans	597	872
Subtotal:	6,579	8,716
With an allowance recorded:
Commercial real estate loans	978	0
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	0
Residential-real estate loans	0	0
Subtotal:	978	0
Totals:
Commercial	6,960	7,844
Residential	597	872
Total	7,557	8,716
Unpaid Principal Balance
With no related allowance recorded:
Commercial real estate loans	4,639	2,883
Commercial non-real estate	1,402	349
Commercial-construction loans	0	0
Commercial-land	0	6,274
Residential-real estate loans	873	1,266
Subtotal:	6,914	10,772
With an allowance recorded:
Commercial real estate loans	979	0
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	0
Residential-real estate loans	0	0
Subtotal:	979	0
Totals:
Commercial	7,020	9,506
Residential	873	1,266
Total	7,893	10,772
Related Allowance
With no related allowance recorded:
Commercial real estate loans	0	0
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	0
Residential-real estate loans	0	0
Subtotal:	0	0
With an allowance recorded:
Commercial real estate loans	138	0
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	0
Residential-real estate loans	0	0
Subtotal:	138	0
Totals:
Commercial	138	0
Residential	0	0
Total	138	0
Average Recorded Investment
With no related allowance recorded:
Commercial real estate loans	3,872
Commercial non-real estate	791
Commercial-construction loans	0
Commercial-land	2,069
Residential-real estate loans	584
Subtotal:	7,316
With an allowance recorded:
Commercial real estate loans	722
Commercial non-real estate	0
Commercial-construction loans	0
Commercial-land	0
Residential-real estate loans	0
Subtotal:	722
Totals:
Commercial	7,454
Residential	584
Total	8,038
Interest Income Recognized
With no related allowance recorded:
Commercial real estate loans	190
Commercial non-real estate	53
Commercial-construction loans	0
Commercial-land	0
Residential-real estate loans	34
Subtotal:	277
With an allowance recorded:
Commercial real estate loans	33
Commercial non-real estate	0
Commercial-construction loans	0
Commercial-land	0
Residential-real estate loans	0
Subtotal:	33
Totals:
Commercial	276
Residential	34
Total	310
Year to Date-Average Recorded Investment
With no related allowance recorded:
Commercial real estate loans		3,839
Commercial non-real estate		418
Commercial-construction loans		547
Commercial-land		4,959
Residential-real estate loans		1,199
Subtotal:		10,962
With an allowance recorded:
Commercial real estate loans		0
Commercial non-real estate		0
Commercial-construction loans		0
Commercial-land		0
Residential-real estate loans		0
Subtotal:		0
Totals:
Commercial		9,763
Residential		1,199
Total		10,962
Year to Date-Interest Income Recognized
With no related allowance recorded:
Commercial real estate loans		82
Commercial non-real estate		7
Commercial-construction loans		27
Commercial-land		11
Residential-real estate loans		40
Subtotal:		167
With an allowance recorded:
Commercial real estate loans		0
Commercial non-real estate		0
Commercial-construction loans		0
Commercial-land		0
Residential-real estate loans		0
Subtotal:		0
Totals:
Commercial		127
Residential		40
Total		$ 167